Related party disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party disclosures	Related party disclosures
11.1    Related party disclosures
Balances pending at the period-end are not guaranteed, accrue no interest and are settled in cash, no guarantees have been delivered or received for trade and other receivables due from related parties or trade and other payables due to related parties.
11.2    Relationships between the parent and the entity
Pursuant to Article 99 of Law of the Securities Market Law, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that Pampa Group, do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Pampa Group as the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.
11.3    Detailed identification of related parties and subsidiaries
As of December 31, 2024 and 2023, the detail of entities that are identified as subsidiaries or related parties of the SQM Group is as follows:

Tax ID No	Name	Country of origin	Functional currency	Nature
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	Dollar	Subsidiary
Foreign	SQM North America Corp.	United States	Dollar	Subsidiary
Foreign	SQM Europe N.V. (3)	Belgium	Dollar	Subsidiary
Foreign	Soquimich European Holding B.V.	Netherlands	Dollar	Subsidiary
Foreign	SQM Corporation N.V.	Curacao	Dollar	Subsidiary

Tax ID No	Name	Country of origin	Functional currency	Nature
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	North American Trading Company (4)	United States	Dollar	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	Dollar	Subsidiary
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQMC Holding Corporation.	United States	Dollar	Subsidiary
Foreign	SQM Investment Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	SQM Brasil Limitada	Brazil	Dollar	Subsidiary
Foreign	SQM France S.A.	France	Dollar	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	Dollar	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V. (6)	Aruba	Dollar	Subsidiary
Foreign	SQM Oceania Pty Limited	Australia	Dollar	Subsidiary
Foreign	Rs Agro-Chemical Trading Corporation A.V.V. (5)	Aruba	Dollar	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	Dollar	Subsidiary
Foreign	SQM Virginia L.L.C. (4)	United States	Dollar	Subsidiary
Foreign	Comercial Caimán Internacional S.A. (2)	Panama	Dollar	Subsidiary
Foreign	SQM África Pty. Ltd.	South Africa	Dollar	Subsidiary
Foreign	SQM Colombia SAS	Colombia	Dollar	Subsidiary
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Lithium Specialties Limited Partnership (4)	United States	Dollar	Subsidiary
Foreign	SQM Iberian S.A.	Spain	Dollar	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Thailand Limited (18)	Thailand	Dollar	Subsidiary
Foreign	SQM Australia PTY	Australia	Dollar	Subsidiary
Foreign	SQM Holland B.V.	Netherlands	Dollar	Subsidiary
Foreign	Soquimich LLC	South Korea	Dollar	Subsidiary
Foreign	Soquimich Comercial Brasil Ltda	Brazil	Dollar	Subsidiary
96.801.610-5	Comercial Hydro S.A.	Chile	Dollar	Subsidiary
96.651.060-9	SQM Potasio S.A. (9)	Chile	Dollar	Subsidiary
96.592.190-7	SQM Nitratos S.A.	Chile	Dollar	Subsidiary
96.592.180-K	Ajay SQM Chile S.A.	Chile	Dollar	Subsidiary
79.947.100-0	SQM Industrial S.A.	Chile	Dollar	Subsidiary
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Peso	Subsidiary
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Peso	Subsidiary
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	Dollar	Subsidiary

Tax ID No	Name	Country of origin	Functional currency	Nature
79.768.170-9	Soquimich Comercial S.A.	Chile	Dollar	Subsidiary
79.626.800-K	SQM Salar S.A. (10)	Chile	Dollar	Subsidiary
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Peso	Subsidiary
76.425.380-9	Exploraciones Mineras S.A.	Chile	Dollar	Subsidiary
76.064.419-6	Comercial Agrorama Ltda. (1)	Chile	Peso	Subsidiary
76.145.229-0	Agrorama S.A.	Chile	Peso	Subsidiary
76.359.919-1	Orcoma Estudios SpA	Chile	Dollar	Subsidiary
76.360.575-2	Orcoma SpA	Chile	Dollar	Subsidiary
76.686.311-9	SQM MAG SpA	Chile	Dollar	Subsidiary
77.114.779-8	Sociedad Contractual Minera Bufalo	Chile	Dollar	Subsidiary
76.630.159-2	SQM Nueva Potasio SpA (11)	Chile	Dollar	Subsidiary
78.009.141-K	SQM Lab SpA (20)	Chile	Dollar	Subsidiary
Foreign	Blue Energy Business and Trade (Shanghai) Co., Ltd. (7)	China	Chinese Yuan	Subsidiary
Foreign	SQM Comercial Perú S.A.C. (8)	Peru	Dollar	Subsidiary
Foreign	SQM India Private Limited (12)	India	Indian Rupee	Subsidiary
Foreign	Sichuan Dixin New Energy Co., Ltd. (13)	China	Chinese Yuan	Subsidiary
Foreign	SQM (Shanghai) Industrial Co, Ltd. (14)	China	Dollar	Subsidiary
Foreign	SQM Lithium Europe NV (15)	Belgium	Dollar	Subsidiary
Foreign	SQM Lithium North America Corporation (16)	United States of America	Dollar	Subsidiary
Foreign	Sociedad Química y Minera Maroc (17)	Marocco	Moroccan Dirham	Subsidiary
Foreign	SQM Japan Lithium Co. Ltd. (19)	Japan	Dollar	Subsidiary
Foreign	Harding Battery Minerals (Novo JV)	Australia	Australian Dollar	Subsidiary
Foreign	Ajay North America	United States	Dollar	Associate
Foreign	Abu Dhabi Fertilizer Industries WWL	United Arab Emirates	Arab Emirates dirham	Associate
Foreign	Ajay Europe SARL	France	Euro	Associate
Foreign	SAS Adionics	France	Euro	Associate
Foreign	Pirra Lithium Pty Ltd.	Australia	Australian Dollar	Joint venture
Foreign	SQM Vitas Fzco.	United Arab Emirates	Arab Emirates dirham	Joint venture
Foreign	Covalent Lithium Pty Ltd.	Australia	Dollar	Joint venture
Foreign	Pavoni & C, SPA	Italy	Euro	Joint venture
Foreign	Azure Minerals	Australia	Australian Dollar	Joint venture
Foreign	SH Mining Pty Ltd	Australia	Australian Dollar	Joint venture
Foreign	SQM Vitas Brasil Agroindustria	Brazil	Brazilian real	Other related parties
_______________________________________________
(1)SQM has control over the management of Comercial Agrorama Ltda.
(2)Comercial Caimán Internacional S.A. has been liquidated as of September 30, 2023.
(3)On July 1, 2023, SQM Europe N.V. absorbed the subsidiary SQM International N.V.
(4)SQM Virginia LLC, North American Trading Company and SQM Lithium Specialties Limited Partnership have been liquidated as of December 31, 2023.
(5)RS Agro Chemical Trading Corporation A.V.V. was liquidated during the first quarter of 2024.
(6)Royal Seed Trading Corporation A.V.V. was liquidated during the first quarter of 2024.
(7)Blue Energy Business and Trade (Shanghai) Co., Ltd. was incorporated on March 21, 2024.
(8)On March 27, 2024, 100% of SQM Vitas Perú S.A.C. was acquired. In April 2024, SQM Vitas Perú S.A.C. changed its corporate name to SQM Comercial Perú S.A.C.
(9)On May 31, 2024, SQM Potasio S.A. was transformed from SQM Potasio S.A. to SQM Potasio SpA.
(10)On May 31, 2024, SQM Salar S.A. was transformed from SQM Salar S.A. to SQM Salar SpA.
(11)On May 31, 2024, SQM Potasio SpA was divided creating SQM Nueva Potasio SpA.
(12)The subsidiary SQM India Private Limited was incorporated on April 22, 2024.
(13)The subsidiary Sichuan Dixin New Energy Co., Ltd. was acquired on April 30, 2024.
(14)SQM (Shanghai) Industrial Co., Ltd. was incorporated on September 18, 2024.
(15)On September 9, 2024, the subsidiary SQM Lithium Europe NV was incorporated.
(16)On September 17, 2024, the subsidiary SQM Lithium North America Corporation was incorporated.
(17)On July 18, 2024, Sociedad Química y Minera Maroc was incorporated.
(18)In the fourth quarter of 2024, SQM Thailand Limited was liquidated
(19)On October 2024 the subsidiary SQM Japan Lithium Co. Ltd. was incorporated.
(20)On December 16, 2024, the subsidiary SQM Lab SpA was incorporated
The following other related parties correspond to mining contractual corporations.

Tax ID No.	Name	Country of origin	Functional currency	Relationship
N/A	Sociedad Contractual Minera Pampa Unión	Chile	Peso	Other related parties
Below is a list of transactions with clients and suppliers with whom a relationship with key Company personnel was identified:

Tax ID No	Name	Country of origin	Nature
90.193.000-7	El Mercurio S.A.P.	Chile	Other related parties
92.580.000-7	Empresa Nacional de Telecomunicaciones S.A.	Chile	Other related parties
96.806.980-2	Entel PCS Telecomunicaciones S.A.	Chile	Other related parties
97.004.000-5	Banco de Chile	Chile	Other related parties
99.012.000-5	Compañía de Seguros de Vida Consorcio Nacional	Chile	Other related parties
65.614.340-1	Corporación Endeavor Chile	Chile	Other related parties
82.135.600-8	Instituto Chileno administración empresas	Chile	Other related parties
65.204.189-2	Fundación para el desarrollo Social	Chile	Other related parties
76.825.265-3	Link Capital Partners SPA	Chile	Other related parties
76.389.727-3	Sociedad Periodística El Libero	Chile	Other related parties
11.4    Detail of related parties and related party transactions
Transactions between the Company and its subsidiaries, associated businesses, joint ventures and other related parties are part of the Company’s common transactions. Their conditions are those customaries for this type of transactions in respect of terms and market prices. Maturity terms for each case vary by virtue of the transaction giving rise to them.
For the year ended December 31, 2024, 2023 and 2022, the detail of significant transactions with related parties is as follows

Tax ID No	Name	Nature	Country of origin	Transaction	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
					ThUS$	ThUS$	ThUS$
Foreign	Ajay Europe S.A.R.L.	Associate	France	Sale of products	51,838	45,314	45,205
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	3,049	4,682	1,778
Foreign	Ajay North America LL.C.	Associate	United States	Sale of products	50,593	30,791	41,814
Foreign	Ajay North America LL.C.	Associate	United States	Dividends	2,799	4,013	1,576
Foreign	Abu Dhabi Fertilizer Industries	Associate	United Arab Emirates	Dividends	—	633	3,000
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Sale of products	—	9,019	51,748
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Peru	Sale of products	7,237	17,312	58,077
Foreign	Pavoni & CPA	Joint venture	Italy	Sale of products	6,423	5,541	4,138
Foreign	Pavoni & CPA	Joint venture	Italy	Dividends	218	—	—
Foreign	SQM Vitas Fzco	Joint venture	United Arab Emirates	Dividends	12,500	—	—
Chile	Banco de Chile	Other related parties	Chile	Service Provider	(68,927)	(32,418)	(27,918)
Chile	El Mercurio S.A.P.	Other related parties	Chile	Service Provider	(183)	(1,038)	(90)
Chile	Compañía de Seguros de Vida Consorcio Nacional	Other related parties	Chile	Service Provider	(31)	(33)	(31)
Chile	Entel PCS Telecomunicaciones S.A.	Other related parties	Chile	Service Provider	(307)	(182)	(228)
Chile	Gonzalo Guerrero Yamamoto	Other related parties	Chile	Service Provider	—	—	(19)
Chile	Empresa Nacional de Telecomunicaciones	Other related parties	Chile	Service Provider	(793)	(3,485)	(1,746)
Chile	Instituto Chileno administración empresas	Other related parties	Chile	Service Provider	(78)	(134)	(46)
Chile	Corporación Endeavor Chile	Other related parties	Chile	Service Provider	(143)	(101)	—
Chile	Fundación para el desarrollo social	Other related parties	Chile	Service Provider	(3)	—	(7)
Chile	Link Capital Partners SPA	Other related parties	Chile	Service Provider	(39)	—	—
Chile	Sociedad Periodística El Libero	Other related parties	Chile	Service Provider	—	—	—
11.5    Trade receivables due from related parties, current:

Tax ID No	Name	Nature	Country of origin	Currency	As of December 31, 2024	As of December 31, 2023
					ThUS$	ThUS$
Foreign	Ajay Europe S.A.R.L.	Associate	France	Euro	13,213	8,932
Foreign	Ajay North America LL.C.	Associate	United States of America	Dollar	7,232	4,393
96.511.530-7	Soc. de Inversiones Pampa Calichera	Other related parties	Chile	Dollar	4	5
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Peru	Dollar	—	27,115
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Arab Emirates dirham	—	232
Foreign	Pavoni & C. SpA	Joint venture	Italy	Euro	1,511	2,576
Foreign	Azure Minerals	Joint venture	Australia	Australian dollar	4,713	—
Foreign	SH Mining Pty Ltd	Joint venture	Australia	Australian dollar	2,033	—
Total					28,706	43,253
As of December 31, 2024 and 2023, receivables are net of provision for ThUS$ 668 and ThUS$ 800, respectively.
11.6    Current trade payables due to related:

Tax ID No	Name	Nature	Country of origin	Currency	As of December 31, 2024	As of December 31, 2023
					ThUS$	ThUS$
Foreign	Covalent Lithium Pty Ltd.	Joint venture	Australia	Australian dollar	4,438	2,346
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Dollar	5,827	—
Total					10,265	2,346
11.7    Other disclosures:
Note 6 describes the remuneration of the board of directors, administration and key management personnel.